PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment Net) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 232.0	$ 214.0
Accumulated depreciation	151.2	133.6
Property and equipment, net	80.8	80.4
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	108.1	91.0
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11.8	12.2
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78.7	78.7
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 33.4	$ 32.1